Risk management and financial instruments - Carrying Value and Estimated Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Fair value
Derivative [Line Items]
Cash and cash equivalents	$ 450.1	$ 319.0
Current portion of long-term debt principal	89.2	88.0
Current portion of long term debt to related party principal	36.3	145.8
Long-term debt principal	1,843.3	1,763.5
Long-term portion of debt to related party principal	142.1	160.2
Carrying value
Derivative [Line Items]
Cash and cash equivalents	450.1	319.0
Current portion of long-term debt principal	105.1	105.3
Current portion of long term debt to related party principal	36.3	145.8
Long-term debt principal	3,384.4	3,487.0
Long-term portion of debt to related party principal	$ 142.1	$ 160.2